SCHEDULE OF OPERATING LEASE LIABILITIES (Details)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)
Lease
Operating lease right-of-use assets	$ 1,444,683	$ 2,049,775	$ 100,029	$ 207,049	¥ 1,389,731
Operating lease liabilities – current	799,839	848,230	70,780
Operating lease liability – non-current	614,791	1,138,710	29,250
Total operating lease liabilities	$ 1,414,630	$ 1,986,940	$ 100,030	$ 207,049	¥ 1,389,731